Other operating expenses - Summary of Detailed Information of Other Operating Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Operating Expense [Line Items]
Employee expenses	€ 1,818	€ 1,711	€ 1,696
Total	2,961	3,000	2,786
Insurance related [member]
Disclosure Of Other Operating Expense [Line Items]
Policyholder claims and benefits	6,520	6,965	7,736
Onerous contract losses (and reversals)	1,111	1,081	1,250
Commissions	1,449	1,403	1,214
Handling and clearing fees	0		1
Right of use assets – interest expense	0
Employee expenses	620	604	637
Administration expenses	500	551	594
Deferred transaction expenses	0
Amortization of deferred expenses	0
Amortization of other intangibles	0
Total	10,200	10,604	11,433
Amounts attributed to insurance acquisition cash flows (see cash flow in note 29)	(983)	(956)	(903)
Amortization of insurance acquisition cash flows (see note 6/7)	553	558	545
Amortization of insurance acquisition cash flows PAA	20	19	22
Total other operating expenses	9,790	10,226	11,097
Non-Insurance related [member]
Disclosure Of Other Operating Expense [Line Items]
Policyholder claims and benefits	0
Onerous contract losses (and reversals)	0
Commissions	937	1,069	1,011
Handling and clearing fees	30	32	31
Right of use assets – interest expense	6	7	7
Employee expenses	1,198	1,107	1,059
Administration expenses	785	780	669
Deferred transaction expenses	(35)	(29)	(28)
Amortization of deferred expenses	22	21	28
Amortization of other intangibles	17	13	9
Total	2,961	3,000	2,786
Amounts attributed to insurance acquisition cash flows (see cash flow in note 29)	0
Amortization of insurance acquisition cash flows (see note 6/7)	0
Amortization of insurance acquisition cash flows PAA	0
Total other operating expenses	€ 2,961	€ 3,000	€ 2,786